INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

VIA EDGAR

April 7, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust–File Nos. 333-122901 and 811-21719 (the “Registrant”) on behalf of the EuroPac International Dividend Income Fund

Ladies and Gentlemen:

This letter is in response to the comments received from the Securities and Exchange Commission (the “Commission”) by telephone on April 2, 2014, on the Registrant’s registration statement filed on Form N-1A with respect to the LS Theta Fund (the “Fund”), a series of the Registrant.  Responses to the comments are included below and, as appropriate, are reflected in the 497c filed concurrently with this correspondence.

PROSPECTUS

Portfolio Managers (pages 4 & 8)

1.	Pursuant to Item 10 of Form N-1A, clarify who is jointly and primarily responsible for the day-to-day management of the Fund.

Response:  The Registrant has made the requested revision which now reads as follows: “C. Shawn Gibson, G. Bradley Ball and Adam C. Stewart are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.  Each portfolio manager has authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of investments, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows.  The portfolio managers work as a team in considering investments and implementing portfolio strategies.  Mr. Gibson, as the lead portfolio manager, has final approval for each investment in the Fund.”

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The Registrant acknowledges that the adequacy and accuracy of the disclosure in the filing of any Post-Effective Amendment to the Registrant’s Form N-1A registration statement is the responsibility of the Registrant.  In addition, the Registrant acknowledges that any comments on or changes to disclosure in the filing of the Amendment provided by the Commission Staff, acting pursuant to its delegated authority, do not foreclose the Commission from taking any action with respect to the filing.  The Registrant also represents that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

If you have any questions or additional comments, please contact me at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili
Joy Ausili
Investment Managers Series Trust
Secretary

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